Distribution Date:	04/17/24	UBS Commercial Mortgage Trust 2018-C12
Determination Date:	04/11/24
Next Distribution Date:	05/17/24
Record Date:	03/28/24	Commercial Mortgage Pass-Through Certificates
Series 2018-C12

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	UBS Commercial Mortgage Securitization Corp.
Certificate Factor Detail	3		General Information	(212) 713-2000
Certificate Interest Reconciliation Detail	4		1285 Avenue of the Americas | New York, NY 10019 | United States
		Master Servicer	Midland Loan Services
Additional Information	5
			askmidlandls.com	(913) 253-9000
Bond / Collateral Reconciliation - Cash Flows	6
			A Division of PNC Bank, N.A., 10851 Mastin Street, Suite 700 | Overland Park, KS 66210 | United States
Bond / Collateral Reconciliation - Balances	7	Special Servicer	K-Star Asset Management LLC
Current Mortgage Loan and Property Stratification	8-12		Mike Stauber	(214) 390-7233	Michael.Stauber@kkr.com
Mortgage Loan Detail (Part 1)	13-15		5949 Sherry Lane, Suite 950 | Dallas, TX 75225 | United States
Mortgage Loan Detail (Part 2)	16-18	Operating Advisor & Asset	Park Bridge Lender Services LLC
		Representations Reviewer
Principal Prepayment Detail	19
			David Rodgers	(212) 230-9025
Historical Detail	20		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Delinquency Loan Detail	21	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Collateral Stratification and Historical Detail	22		Bank, N.A.
			Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 1	23				trustadministrationgroup@computershare.com
Specially Serviced Loan Detail - Part 2	24-25		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Modified Loan Detail	26
Historical Liquidated Loan Detail	27
Historical Bond / Collateral Loss Reconciliation Detail	28
Interest Shortfall Detail - Collateral Level	29
Supplemental Notes	30

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 30

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	90353DAU9	3.293700%	23,420,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	90353DAV7	4.151900%	87,995,000.00	6,686,297.93	0.00	23,134.03	0.00	0.00	23,134.03	6,686,297.93	34.21%	30.00%
A-SB	90353DAW5	4.194500%	38,957,000.00	35,953,693.28	0.00	125,673.14	0.00	0.00	125,673.14	35,953,693.28	34.21%	30.00%
A-3	90353DAX3	3.874000%	10,670,000.00	10,670,000.00	0.00	34,446.32	0.00	0.00	34,446.32	10,670,000.00	34.21%	30.00%
A-4	90353DAY1	4.029900%	185,000,000.00	185,000,000.00	0.00	621,276.25	0.00	0.00	621,276.25	185,000,000.00	34.21%	30.00%
A-5	90353DAZ8	4.296200%	217,415,000.00	217,415,000.00	0.00	778,381.94	0.00	0.00	778,381.94	217,415,000.00	34.21%	30.00%
A-S	90353DBC8	4.587000%	69,426,000.00	69,426,000.00	0.00	265,380.89	0.00	0.00	265,380.89	69,426,000.00	24.19%	21.38%
B	90353DBD6	4.787500%	34,210,000.00	34,210,000.00	0.00	136,483.65	0.00	0.00	136,483.65	34,210,000.00	19.25%	17.13%
C	90353DBE4	5.205708%	36,222,000.00	36,222,000.00	0.00	157,134.30	0.00	0.00	157,134.30	36,222,000.00	14.02%	12.63%
D	90353DAC9	3.000000%	21,585,000.00	21,585,000.00	0.00	53,962.50	0.00	0.00	53,962.50	21,585,000.00	10.91%	9.94%
D-RR	90353DAF2	5.205708%	20,674,000.00	20,674,000.00	0.00	89,685.67	0.00	0.00	89,685.67	20,674,000.00	7.92%	7.38%
E-RR	90353DAH8	5.205708%	9,056,000.00	9,056,000.00	0.00	46,407.10	0.00	0.00	46,407.10	9,056,000.00	6.62%	6.25%
F-RR	90353DAK1	5.205708%	9,055,000.00	9,055,000.00	0.00	10,992.05	0.00	0.00	10,992.05	9,055,000.00	5.31%	5.13%
G-RR*	90353DAM7	5.205708%	9,056,000.00	9,056,000.00	0.00	0.00	0.00	0.00	0.00	9,056,000.00	4.00%	4.00%
NR-RR	90353DAP0	5.205708%	32,197,824.00	28,339,553.04	0.00	0.00	0.00	611,726.65	0.00	27,727,826.39	0.00%	0.00%
Z	90353DAR6	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	90353DAS4	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			804,938,824.00	693,348,544.25	0.00	2,342,957.84	0.00	611,726.65	2,342,957.84	692,736,817.60

X-A	90353DBA2	1.037637%	563,457,000.00	455,724,991.21	0.00	394,064.35	0.00	0.00	394,064.35	455,724,991.21
X-B	90353DBB0	0.409425%	139,858,000.00	139,858,000.00	0.00	47,717.76	0.00	0.00	47,717.76	139,858,000.00
X-D	90353DAA3	2.205708%	21,585,000.00	21,585,000.00	0.00	39,675.17	0.00	0.00	39,675.17	21,585,000.00
Notional SubTotal			724,900,000.00	617,167,991.21	0.00	481,457.28	0.00	0.00	481,457.28	617,167,991.21

Deal Distribution Total					0.00	2,824,415.12	0.00	611,726.65	2,824,415.12

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 30

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	90353DAU9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	90353DAV7	75.98497562	0.00000000	0.26290164	0.00000000	0.00000000	0.00000000	0.00000000	0.26290164	75.98497562
A-SB	90353DAW5	922.90713556	0.00000000	3.22594502	0.00000000	0.00000000	0.00000000	0.00000000	3.22594502	922.90713556
A-3	90353DAX3	1,000.00000000	0.00000000	3.22833365	0.00000000	0.00000000	0.00000000	0.00000000	3.22833365	1,000.00000000
A-4	90353DAY1	1,000.00000000	0.00000000	3.35825000	0.00000000	0.00000000	0.00000000	0.00000000	3.35825000	1,000.00000000
A-5	90353DAZ8	1,000.00000000	0.00000000	3.58016669	0.00000000	0.00000000	0.00000000	0.00000000	3.58016669	1,000.00000000
A-S	90353DBC8	1,000.00000000	0.00000000	3.82250007	0.00000000	0.00000000	0.00000000	0.00000000	3.82250007	1,000.00000000
B	90353DBD6	1,000.00000000	0.00000000	3.98958346	0.00000000	0.00000000	0.00000000	0.00000000	3.98958346	1,000.00000000
C	90353DBE4	1,000.00000000	0.00000000	4.33809011	0.00000000	0.00000000	0.00000000	0.00000000	4.33809011	1,000.00000000
D	90353DAC9	1,000.00000000	0.00000000	2.50000000	0.00000000	0.00000000	0.00000000	0.00000000	2.50000000	1,000.00000000
D-RR	90353DAF2	1,000.00000000	0.00000000	4.33808987	0.00000000	0.00000000	0.00000000	0.00000000	4.33808987	1,000.00000000
E-RR	90353DAH8	1,000.00000000	0.00000000	5.12445892	(0.78636926)	0.00000000	0.00000000	0.00000000	5.12445892	1,000.00000000
F-RR	90353DAK1	1,000.00000000	0.00000000	1.21392049	3.12417007	7.33628272	0.00000000	0.00000000	1.21392049	1,000.00000000
G-RR	90353DAM7	1,000.00000000	0.00000000	0.00000000	4.33808966	11.38713008	0.00000000	0.00000000	0.00000000	1,000.00000000
NR-RR	90353DAP0	880.16982266	0.00000000	0.00000000	3.81825585	109.49450652	0.00000000	18.99900596	0.00000000	861.17081670
Z	90353DAR6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	90353DAS4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	90353DBA2	808.80172082	0.00000000	0.69936898	0.00000000	0.00000000	0.00000000	0.00000000	0.69936898	808.80172082
X-B	90353DBB0	1,000.00000000	0.00000000	0.34118720	0.00000000	0.00000000	0.00000000	0.00000000	0.34118720	1,000.00000000
X-D	90353DAA3	1,000.00000000	0.00000000	1.83808988	0.00000000	0.00000000	0.00000000	0.00000000	1.83808988	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 30

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	03/01/24 - 03/30/24	30	0.00	23,134.03	0.00	23,134.03	0.00	0.00	0.00	23,134.03	0.00
A-SB	03/01/24 - 03/30/24	30	0.00	125,673.14	0.00	125,673.14	0.00	0.00	0.00	125,673.14	0.00
A-3	03/01/24 - 03/30/24	30	0.00	34,446.32	0.00	34,446.32	0.00	0.00	0.00	34,446.32	0.00
A-4	03/01/24 - 03/30/24	30	0.00	621,276.25	0.00	621,276.25	0.00	0.00	0.00	621,276.25	0.00
A-5	03/01/24 - 03/30/24	30	0.00	778,381.94	0.00	778,381.94	0.00	0.00	0.00	778,381.94	0.00
X-A	03/01/24 - 03/30/24	30	0.00	394,064.35	0.00	394,064.35	0.00	0.00	0.00	394,064.35	0.00
X-B	03/01/24 - 03/30/24	30	0.00	47,717.76	0.00	47,717.76	0.00	0.00	0.00	47,717.76	0.00
A-S	03/01/24 - 03/30/24	30	0.00	265,380.89	0.00	265,380.89	0.00	0.00	0.00	265,380.89	0.00
B	03/01/24 - 03/30/24	30	0.00	136,483.65	0.00	136,483.65	0.00	0.00	0.00	136,483.65	0.00
C	03/01/24 - 03/30/24	30	0.00	157,134.30	0.00	157,134.30	0.00	0.00	0.00	157,134.30	0.00
X-D	03/01/24 - 03/30/24	30	0.00	39,675.17	0.00	39,675.17	0.00	0.00	0.00	39,675.17	0.00
D	03/01/24 - 03/30/24	30	0.00	53,962.50	0.00	53,962.50	0.00	0.00	0.00	53,962.50	0.00
D-RR	03/01/24 - 03/30/24	30	0.00	89,685.67	0.00	89,685.67	0.00	0.00	0.00	89,685.67	0.00
E-RR	03/01/24 - 03/30/24	30	7,090.60	39,285.74	0.00	39,285.74	(7,121.36)	0.00	0.00	46,407.10	0.00
F-RR	03/01/24 - 03/30/24	30	37,975.94	39,281.40	0.00	39,281.40	28,289.36	0.00	0.00	10,992.05	66,430.04
G-RR	03/01/24 - 03/30/24	30	63,560.38	39,285.74	0.00	39,285.74	39,285.74	0.00	0.00	0.00	103,121.85
NR-RR	03/01/24 - 03/30/24	30	3,387,848.53	122,939.53	0.00	122,939.53	122,939.53	0.00	0.00	0.00	3,525,484.85
Totals			3,496,475.45	3,007,808.38	0.00	3,007,808.38	183,393.27	0.00	0.00	2,824,415.12	3,695,036.74

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 30

	Additional Information
Total Available Distribution Amount (1)	2,824,415.12
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 30

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,017,774.38	Master Servicing Fee	3,050.38
Interest Reductions due to Nonrecoverability Determination	(113,851.12)	Certificate Administrator Fee	5,194.34
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	298.53
ARD Interest	0.00	Operating Advisor Fee	1,188.13
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	185.09
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,903,923.26	Total Fees	9,916.46

Principal		Expenses/Reimbursements
Scheduled Principal	611,726.65	Reimbursement for Interest on Advances	997.01
Unscheduled Principal Collections		ASER Amount	40,636.80
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	27,957.90
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	611,726.65
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	611,726.65	Total Expenses/Reimbursements	681,318.36

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,824,415.12
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	0.00
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	2,824,415.12
Total Funds Collected	3,515,649.91	Total Funds Distributed	3,515,649.94

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 30

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	693,348,544.25	693,348,544.25	Beginning Certificate Balance	693,348,544.25
(-) Scheduled Principal Collections	611,726.65	611,726.65	(-) Principal Distributions	0.00
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	611,726.65
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	611,726.65
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	692,736,817.60	692,736,817.60	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	695,214,714.41	695,214,714.41	Ending Certificate Balance	692,736,817.60
Ending Actual Collateral Balance	694,578,694.63	694,578,694.63

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	1,773,898.11	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	2,385,624.76	0.00	Net WAC Rate	5.21%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 30

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	8	55,333,029.83	7.99%	47	5.3675	NAP	Defeased	8	55,333,029.83	7.99%	47	5.3675	NAP
5,000,000 or less	12	42,427,463.88	6.12%	41	4.9581	1.982549	Less than 1.41	13	107,407,592.19	15.50%	50	5.4026	0.529156
5,000,001 to 10,000,000	23	180,120,241.69	26.00%	45	5.0432	1.882213	1.41 to 1.50	6	84,941,502.59	12.26%	50	5.1653	1.459369
10,000,001 to 15,000,000	11	130,051,901.64	18.77%	51	5.1092	1.649622	1.51 to 1.60	9	135,571,943.93	19.57%	51	5.1236	1.560568
15,000,001 to 20,000,000	7	123,703,547.04	17.86%	51	5.0687	1.567582	1.61 to 1.70	4	37,192,758.23	5.37%	51	5.2405	1.640500
20,000,001 to 25,000,000	3	67,821,952.57	9.79%	51	5.0804	1.528303	1.71 to 1.80	2	36,693,369.08	5.30%	52	5.0613	1.741226
25,000,001 to 35,000,000	3	93,278,680.95	13.47%	49	4.8195	1.755639	1.81 to 1.90	4	35,461,917.67	5.12%	51	4.9171	1.858653
35,000,001 to 45,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.91 to 2.00	4	58,227,312.12	8.41%	47	4.7732	1.949153
45,000,001 or greater	0	0.00	0.00%	0	0.0000	0.000000	2.01 to 2.25	2	12,645,072.15	1.83%	51	4.8951	2.201530
Totals	67	692,736,817.60	100.00%	48	5.0543	1.718463	2.26 to 2.50	5	55,663,170.22	8.04%	51	5.0599	2.406825
							2.51 to 2.75	2	14,634,007.51	2.11%	51	4.8313	2.607841
							2.76 or greater	8	58,965,142.08	8.51%	27	4.1295	3.431807
							Totals	67	692,736,817.60	100.00%	48	5.0543	1.718463
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 30

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	8	55,333,029.83	7.99%	47	5.3675	NAP
							Defeased	8	55,333,029.83	7.99%	47	5.3675	NAP
Arizona	3	25,103,646.32	3.62%	52	4.8295	2.044364
							Industrial	5	34,857,155.71	5.03%	52	4.8362	2.373510
Arkansas	1	14,853,162.14	2.14%	52	4.6900	1.830000
							Lodging	15	123,605,455.46	17.84%	52	5.4959	1.113120
California	6	46,251,322.63	6.68%	51	5.1521	1.781531
							Mixed Use	1	33,500,000.00	4.84%	45	4.4430	1.940000
Colorado	2	19,562,438.29	2.82%	51	5.0121	2.314162
							Mobile Home Park	3	17,052,273.04	2.46%	51	5.0579	2.263019
Florida	5	27,011,109.43	3.90%	52	5.3532	2.154997
							Multi-Family	5	51,364,208.28	7.41%	51	4.9313	1.919633
Georgia	1	5,717,133.55	0.83%	52	5.2800	1.930000
							Office	11	181,366,265.54	26.18%	50	5.0843	1.579357
Illinois	4	26,962,418.71	3.89%	51	5.5395	(0.093241)
							Other	2	27,421,457.88	3.96%	(1)	3.5005	3.446867
Indiana	1	11,877,800.24	1.71%	51	5.0500	1.530000
							Retail	19	164,486,971.97	23.74%	50	5.0541	1.727693
Maryland	1	8,100,000.00	1.17%	52	5.0900	2.460000
							Self Storage	1	3,750,000.00	0.54%	51	4.9630	3.030000
Massachusetts	1	43,190,304.52	6.23%	50	5.1760	1.440000
							Totals	70	692,736,817.60	100.00%	48	5.0543	1.718463
Michigan	3	41,314,693.02	5.96%	52	4.9240	1.804191

Missouri	2	10,931,000.00	1.58%	49	5.1288	1.937194

Nevada	2	26,865,119.89	3.88%	50	4.9510	1.545705

New Jersey	2	18,105,258.50	2.61%	50	4.9473	2.386395

New York	5	72,021,457.88	10.40%	29	4.2394	2.399675

Ohio	3	9,386,280.55	1.35%	52	5.3304	1.817416

Oklahoma	1	11,386,408.04	1.64%	51	5.1952	2.400000

Oregon	2	7,600,051.97	1.10%	52	5.4700	1.440000

Tennessee	3	32,277,994.60	4.66%	52	5.3029	1.662079

Texas	8	80,163,240.73	11.57%	49	5.1195	1.256436

Utah	2	13,888,969.06	2.00%	51	5.8749	0.887657

Virginia	4	84,833,977.83	12.25%	50	5.0317	1.774191

Totals	70	692,736,817.60	100.00%	48	5.0543	1.718463

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 30

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	8	55,333,029.83	7.99%	47	5.3675	NAP	Defeased	8	55,333,029.83	7.99%	47	5.3675	NAP
	4.6000% or less	8	98,026,716.39	14.15%	35	4.1373	2.696096	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.6001% to 4.8000%	3	29,062,296.31	4.20%	52	4.7172	1.729579	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.8001% to 5.0000%	8	107,744,133.73	15.55%	51	4.9482	1.801717	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	5.0001% to 5.2000%	19	245,268,785.83	35.41%	50	5.0919	1.670975	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	5.2001% to 5.4000%	6	59,435,153.08	8.58%	51	5.3342	1.728504	49 months or greater	59	637,403,787.77	92.01%	48	5.0272	1.724193
	5.4001% to 5.6000%	4	27,632,216.75	3.99%	51	5.4765	1.387659	Totals	67	692,736,817.60	100.00%	48	5.0543	1.718463
	5.6001% to 5.8000%	7	39,933,545.21	5.76%	52	5.6976	0.763822
	5.8001% or greater	4	30,300,940.47	4.37%	52	6.0645	0.294035
	Totals	67	692,736,817.60	100.00%	48	5.0543	1.718463
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 30

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	8	55,333,029.83	7.99%	47	5.3675	NAP	Defeased	8	55,333,029.83	7.99%	47	5.3675	NAP
	60 months or less	59	637,403,787.77	92.01%	48	5.0272	1.724193	Interest Only	23	219,525,883.58	31.69%	43	4.6853	2.155924
61 months to 84 months		0	0.00	0.00%	0	0.0000	0.000000	299 months or less	36	417,877,904.19	60.32%	51	5.2067	1.497390
	85 months or greater	0	0.00	0.00%	0	0.0000	0.000000	300 months to 350 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	67	692,736,817.60	100.00%	48	5.0543	1.718463	351 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	67	692,736,817.60	100.00%	48	5.0543	1.718463
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 30

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	8	55,333,029.83	7.99%	47	5.3675	NAP			No outstanding loans in this group
Underwriter's Information		4	54,454,776.29	7.86%	52	4.9638	1.693356
	12 months or less	48	511,908,182.11	73.90%	50	5.0995	1.696999
	13 months to 24 months	6	52,268,682.45	7.55%	24	4.4055	2.157038
	25 months or greater	1	18,772,146.92	2.71%	51	4.9700	1.350000
	Totals	67	692,736,817.60	100.00%	48	5.0543	1.718463
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 30

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
2A1	30299799	OF	Richmond	VA	Actual/360	5.066%	120,501.44	37,782.77	0.00	N/A	05/05/28	--	27,623,094.64	27,585,311.87	04/05/24
2A4	30299976				Actual/360	5.066%	80,334.30	25,188.52	0.00	N/A	05/05/28	--	18,415,396.41	18,390,207.89	04/05/24
3A1	30314877	OF	Lawrence	MA	Actual/360	5.176%	107,079.60	29,827.71	0.00	N/A	06/06/28	--	24,024,441.33	23,994,613.62	04/06/24
3A2	30314878				Actual/360	5.176%	85,663.68	23,862.17	0.00	N/A	06/06/28	--	19,219,552.98	19,195,690.81	04/06/24
4	30314879	MU	New York	NY	Actual/360	4.443%	128,168.21	0.00	0.00	N/A	01/05/28	--	33,500,000.00	33,500,000.00	04/05/24
5A1	30314880	LO	Various	Various	Actual/360	5.000%	138,787.07	41,048.17	0.00	N/A	08/01/28	--	32,234,417.25	32,193,369.08	04/01/24
6A2A4	30314882	98	New York	NY	Actual/360	3.108%	24,538.18	0.00	0.00	N/A	05/05/23	05/05/25	9,168,583.15	9,168,583.15	04/05/24
6A2A5	30314883				Actual/360	3.108%	24,538.18	0.00	0.00	N/A	05/05/23	05/05/25	9,168,583.15	9,168,583.15	04/05/24
6A2A6	30314884				Actual/360	3.108%	12,269.09	0.00	0.00	N/A	05/05/23	05/05/25	4,584,291.59	4,584,291.59	04/05/24
7	30501170	RT	Yorba Linda	CA	Actual/360	5.008%	100,875.66	32,116.29	0.00	N/A	07/06/28	--	23,389,422.90	23,357,306.61	04/06/24
8	30501157	RT	Fredericksburg	VA	Actual/360	5.051%	89,165.56	32,314.69	0.00	N/A	07/06/28	--	20,502,347.03	20,470,032.34	04/06/24
9	30314885	OF	Arlington	TX	Actual/360	4.970%	80,450.90	26,012.04	0.00	N/A	07/01/28	--	18,798,158.96	18,772,146.92	06/01/22
11	30314888	OF	Southfield	MI	Actual/360	5.400%	80,101.22	20,132.03	0.00	08/06/28	08/06/48	--	17,226,069.52	17,205,937.49	04/06/24
12	30501309	LO	Chattanooga	TN	Actual/360	5.622%	76,267.28	34,340.95	0.00	N/A	08/06/28	--	15,753,904.88	15,719,563.93	04/06/24
13	30314889	RT	Reno	NV	Actual/360	4.951%	74,267.75	0.00	0.00	N/A	06/05/28	--	17,420,000.00	17,420,000.00	04/05/24
14A1	30314930	IN	Miami	FL	Actual/360	5.435%	43,966.52	13,870.90	0.00	N/A	06/06/28	--	9,394,276.58	9,380,405.68	04/06/24
14A2	30314890				Actual/360	5.435%	29,311.01	9,247.27	0.00	N/A	06/06/28	--	6,262,851.10	6,253,603.83	04/06/24
15	30314891	MF	Detroit	MI	Actual/360	4.333%	63,430.31	0.00	0.00	N/A	07/06/28	--	17,000,000.00	17,000,000.00	04/06/24
16	30314892	RT	Conway	AR	Actual/360	4.690%	60,057.42	17,648.12	0.00	N/A	08/06/28	--	14,870,810.26	14,853,162.14	04/06/24
17	30314893	LO	New Braunfels	TX	Actual/360	5.290%	63,033.51	16,563.62	0.00	N/A	08/06/28	--	13,837,467.09	13,820,903.47	04/06/24
18	30501322	LO	Matteson	IL	Actual/360	5.990%	0.00	0.00	0.00	N/A	08/06/28	--	11,920,253.93	11,920,253.93	03/06/20
19	30314894	IN	Amarillo	TX	Actual/360	4.740%	47,054.48	19,118.20	0.00	N/A	08/01/28	--	11,528,252.37	11,509,134.17	04/01/24
20	30314895	MF	Plainfield	IN	Actual/360	5.050%	51,708.80	13,076.99	0.00	N/A	07/06/28	--	11,890,877.23	11,877,800.24	04/06/24
21	30314896	MH	Monticello	MN	Actual/360	5.418%	54,412.46	11,699.49	0.00	N/A	08/06/28	--	11,662,727.63	11,651,028.14	04/06/24
22	30501222	OF	Tempe	AZ	Actual/360	4.581%	45,363.63	0.00	0.00	N/A	07/06/28	--	11,500,000.00	11,500,000.00	04/06/24
23	30501247	MF	Oklahoma City	OK	Actual/360	5.195%	50,992.96	12,120.70	0.00	N/A	07/06/28	--	11,398,528.74	11,386,408.04	04/06/24
24	30314897	LO	Austin	TX	Actual/360	5.170%	46,747.32	16,187.48	0.00	N/A	07/01/28	--	10,500,427.13	10,484,239.65	04/01/24
26	30314898	MF	New York	NY	Actual/360	5.450%	52,092.92	0.00	0.00	N/A	07/06/28	--	11,100,000.00	11,100,000.00	04/06/24

© 2021 Computershare. All rights reserved. Confidential.															Page 13 of 30

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
27	30314899	MH	Fort Collins	CO	Actual/360	5.022%	46,704.60	0.00	0.00	N/A	07/06/28	--	10,800,000.00	10,800,000.00	04/06/24
28	30314900	RT	Longview	TX	Actual/360	5.090%	47,337.00	0.00	0.00	N/A	06/06/28	--	10,800,000.00	10,800,000.00	04/06/24
29	30501250	OF	Las Vegas	NV	Actual/360	4.951%	40,332.70	15,185.72	0.00	N/A	07/06/28	--	9,460,305.61	9,445,119.89	04/06/24
30	30314901	OF	Richmond	VA	Actual/360	5.030%	43,313.89	0.00	0.00	N/A	07/01/28	--	10,000,000.00	10,000,000.00	02/01/24
31	30314902	OF	Madison	NJ	Actual/360	5.318%	45,793.89	0.00	0.00	N/A	05/06/28	--	10,000,000.00	10,000,000.00	04/06/24
32	30314903	RT	Ballwin	MO	Actual/360	5.070%	43,658.33	0.00	0.00	N/A	05/01/28	--	10,000,000.00	10,000,000.00	04/01/24
33	30314904	RT	Chicago	IL	Actual/360	4.970%	41,213.73	0.00	0.00	N/A	07/01/28	--	9,630,000.00	9,630,000.00	04/01/24
34	30314905	RT	Clearwater Beach	FL	Actual/360	5.350%	41,562.31	11,486.99	0.00	N/A	08/01/28	--	9,021,665.56	9,010,178.57	04/01/24
35A2	30501054	RT	Charlottesville	VA	Actual/360	4.800%	34,674.18	0.00	0.00	N/A	06/06/28	--	8,388,425.69	8,388,425.69	04/06/24
36	30314906	IN	Florham Park	NJ	Actual/360	4.490%	31,392.81	14,155.41	0.00	N/A	07/01/28	--	8,119,413.91	8,105,258.50	04/01/24
37	30314907	LO	Seaside	OR	Actual/360	5.470%	35,878.26	16,962.99	0.00	N/A	08/01/28	--	7,617,014.96	7,600,051.97	04/01/24
38	30314908	OF	Jacksonville	FL	Actual/360	4.804%	33,739.35	10,877.76	0.00	N/A	07/06/28	--	8,155,949.91	8,145,072.15	04/06/24
39	30314909	RT	District Heights	MD	Actual/360	5.090%	35,502.75	0.00	0.00	N/A	08/01/28	--	8,100,000.00	8,100,000.00	04/01/24
40	30501207	LO	Provo	UT	Actual/360	6.008%	37,642.59	11,956.62	0.00	N/A	07/06/28	--	7,275,355.31	7,263,398.69	04/06/24
41	30314910	LO	Houston	TX	Actual/360	5.740%	0.00	0.00	0.00	N/A	07/06/28	--	6,860,816.52	6,860,816.52	07/06/20
42	30314911	MH	Longmont	CO	Actual/360	5.310%	34,131.45	0.00	0.00	N/A	07/06/28	--	7,464,505.00	7,464,505.00	04/06/24
43	30314912	IN	Livonia	MI	Actual/360	5.185%	31,778.52	8,714.51	0.00	N/A	08/06/28	--	7,117,470.04	7,108,755.53	04/06/24
44	30501208	LO	Sandy	UT	Actual/360	5.729%	32,728.45	9,190.51	0.00	N/A	07/06/28	--	6,634,760.88	6,625,570.37	04/06/24
45	30314913	RT	Chandler	AZ	Actual/360	5.080%	29,481.94	8,438.56	0.00	N/A	08/01/28	--	6,739,584.75	6,731,146.19	04/01/24
46	30501194	LO	Savannah	GA	Actual/360	5.560%	29,917.71	8,946.60	0.00	N/A	07/06/28	--	6,249,216.71	6,240,270.11	04/06/24
47	30314914	MH	Various	OH	Actual/360	5.120%	27,599.84	7,771.82	0.00	N/A	08/06/28	--	6,260,044.86	6,252,273.04	04/06/24
48	30314915	LO	Jackson	CA	Actual/360	5.940%	29,531.65	12,109.87	0.00	N/A	07/05/28	--	5,773,539.01	5,761,429.14	04/05/24
49	30314916	RT	Mansfield	TX	Actual/360	5.070%	28,094.69	0.00	0.00	N/A	07/06/25	--	6,435,000.00	6,435,000.00	04/06/24
50	30314917	RT	Atlanta	GA	Actual/360	5.280%	26,032.98	8,595.98	0.00	N/A	08/01/28	--	5,725,729.53	5,717,133.55	04/01/24
51	30501316	RT	San Clemente	CA	Actual/360	5.780%	28,310.13	5,646.61	0.00	N/A	08/06/28	--	5,688,233.49	5,682,586.88	02/06/24
52	30314918	LO	Port Richey	FL	Actual/360	6.440%	29,736.60	6,380.72	0.00	N/A	08/01/28	--	5,362,239.43	5,355,858.71	04/01/24
53	30314919	IN	Ontario	CA	Actual/360	4.550%	19,590.28	0.00	0.00	N/A	08/01/28	--	5,000,000.00	5,000,000.00	04/01/24
54	30314920	OF	Mount Prospect	IL	Actual/360	5.530%	21,136.37	6,435.79	0.00	N/A	06/06/28	--	4,438,600.57	4,432,164.78	04/06/24

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 30

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
55	30314921	IN	Houston	TX	Actual/360	4.920%	18,886.94	5,050.50	0.00	N/A	07/01/28	--	4,457,970.52	4,452,920.02	04/01/24
56	30314922	98	Long Island City	NY	Actual/360	5.500%	21,312.50	0.00	0.00	N/A	08/06/28	--	4,500,000.00	4,500,000.00	04/06/24
57	30314923	RT	Various	FL	Actual/360	5.060%	19,607.50	0.00	0.00	N/A	07/06/28	--	4,500,000.00	4,500,000.00	04/06/24
58	30314924	RT	Cedar Hill	TX	Actual/360	5.060%	0.00	0.00	0.00	N/A	07/06/25	--	4,235,000.00	4,235,000.00	07/06/20
59	30501318	LO	Florissant	MO	Actual/360	5.800%	17,294.04	7,359.09	0.00	N/A	08/06/28	--	3,462,656.14	3,455,297.05	04/06/24
60	30314925	SS	Yuba City	CA	Actual/360	4.963%	16,026.35	0.00	0.00	N/A	07/06/28	--	3,750,000.00	3,750,000.00	04/06/24
61	30501317	RT	Houston	TX	Actual/360	5.282%	16,742.30	0.00	0.00	N/A	08/06/28	--	3,681,000.00	3,681,000.00	04/06/24
62	30314926	IN	Warrensville Heights OH		Actual/360	5.750%	15,538.99	4,302.49	0.00	N/A	08/01/28	--	3,138,310.00	3,134,007.51	04/01/24
63	30314927	OF	Irvine	CA	Actual/360	4.770%	11,090.25	0.00	0.00	N/A	08/01/28	--	2,700,000.00	2,700,000.00	04/01/24
64	30314928	RT	Wonder Lake	IL	Actual/360	5.700%	4,810.17	0.00	0.00	08/06/28	08/06/33	--	980,000.00	980,000.00	04/06/24
65	30314929	RT	Moscow Mills	MO	Actual/360	5.760%	4,617.76	0.00	0.00	08/06/28	08/06/33	--	931,000.00	931,000.00	04/06/24
Totals							2,903,923.26	611,726.65	0.00				693,348,544.25	692,736,817.60
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 15 of 30

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
2A1	15,070,115.96	15,127,103.12	01/01/23	12/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
2A4	15,070,115.96	15,127,103.12	01/01/23	12/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
3A1	7,727,486.00	7,969,057.36	01/01/23	12/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
3A2	7,727,486.00	7,969,057.36	01/01/23	12/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
4	3,686,720.99	2,936,132.92	01/01/23	12/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
5A1	2,551,927.02	2,983,197.91	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6A2A4	31,454,205.33	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6A2A5	31,454,205.33	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6A2A6	31,454,205.33	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
7	2,867,066.75	2,710,791.39	01/01/23	12/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
8	2,436,198.74	2,426,901.29	01/01/23	12/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
9	0.00	0.00	--	--	03/11/24	9,486,829.25	78,599.27	65,599.52	2,262,757.42	1,178,948.14	0.00
11	2,012,014.96	1,810,397.08	01/01/23	12/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
12	2,066,766.58	2,099,142.94	01/01/23	12/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
13	1,294,206.32	1,436,850.93	01/01/23	12/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
14A1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
14A2	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
15	2,506,270.45	1,723,695.99	01/01/23	12/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
16	4,674,487.34	4,753,728.24	01/01/23	12/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
17	2,562,234.06	2,654,926.92	01/01/23	12/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
18	(1,476,050.63)	(1,539,580.57)	01/01/23	09/30/23	03/11/24	16,867,228.44	559,708.66	(143.71)	2,284,516.97	2,552,387.77	0.00
19	1,097,294.23	1,172,508.62	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1,077,506.91	1,062,936.65	01/01/23	12/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
21	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
22	1,711,476.01	1,519,567.65	01/01/23	12/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
23	1,549,737.30	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
24	1,098,564.57	1,382,881.25	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
26	746,481.38	732,604.12	01/01/23	--	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 16 of 30

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
27	1,399,061.12	1,535,629.84	01/01/23	12/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
28	985,652.88	1,226,422.99	01/01/23	12/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
29	1,173,431.34	1,160,802.94	01/01/23	12/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
30	4,946,588.00	4,108,025.00	10/01/22	09/30/23	--	0.00	0.00	43,010.35	83,437.50	0.00	0.00
31	7,064,738.07	7,064,613.33	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
32	3,042,871.64	2,744,008.79	01/01/23	12/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
33	806,487.14	551,211.73	01/01/23	12/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
34	730,549.44	1,267,255.15	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	61,333.92	0.00
35A2	7,499,636.84	7,859,023.59	01/01/23	12/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
36	1,982,658.74	1,982,263.66	01/01/23	12/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
37	1,331,756.19	1,056,193.07	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
38	1,169,283.05	1,221,067.03	10/01/22	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
39	500,246.13	1,034,816.82	01/01/23	12/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
40	921,375.72	1,107,837.33	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
41	(1,191,746.34)	0.00	--	--	03/13/23	3,712,712.58	189,265.28	(82.71)	1,794,295.86	273,781.09	0.00
42	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
43	892,587.97	951,572.33	01/01/23	12/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
44	373,114.28	58,096.05	01/01/23	12/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
45	732,513.24	693,356.07	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
46	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
47	825,304.18	896,789.80	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
48	689,995.90	511,147.96	01/01/23	12/31/23	--	0.00	0.00	0.00	0.00	100,476.13	0.00
49	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
50	892,606.56	847,351.81	01/01/23	12/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
51	620,487.37	638,396.52	01/01/23	06/30/23	--	0.00	0.00	33,888.17	67,889.76	1,889.07	0.00
52	1,386,687.61	1,140,543.02	01/01/23	12/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
53	748,758.57	734,584.34	01/01/23	12/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
54	725,729.43	545,868.80	01/01/23	12/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 17 of 30

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
55	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
56	408,956.98	440,218.74	01/01/23	12/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
57	447,247.61	420,033.06	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
58	(149,706.63)	(132,270.74)	10/01/22	09/30/23	03/13/23	0.00	196,889.32	(51.06)	582,568.13	303,028.55	0.00
59	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
60	654,972.64	582,167.77	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	12.75	0.00
61	291,203.98	193,315.11	01/01/23	12/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
62	611,807.38	677,667.52	01/01/23	12/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
63	240,018.48	270,810.80	01/01/23	12/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
64	91,074.96	91,074.96	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
65	76,158.04	75,759.36	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	215,342,831.40	119,614,658.84				30,066,770.27	1,024,462.53	142,220.56	7,075,465.64	4,471,857.42	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 18 of 30

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 19 of 30

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
04/17/24	2	15,682,586.88	0	0.00	4	41,788,217.37	3	25,809,222.99	2	23,007,146.92	0	0.00	0	0.00	0	0.00	5.054338%	5.037645%	48
03/15/24	0	0.00	0	0.00	5	47,502,462.90	3	25,830,370.12	2	23,033,158.96	0	0.00	3	32,881.68	0	0.00	5.054474%	5.037782%	49
02/16/24	0	0.00	0	0.00	5	47,540,979.34	3	25,855,936.12	2	23,064,236.96	0	0.00	3	28,840.52	0	0.00	5.054546%	5.037856%	50
01/18/24	0	0.00	1	5,701,253.74	4	41,871,076.16	3	25,876,847.69	2	23,090,005.71	0	0.00	3	28,758.10	0	0.00	5.054600%	5.037910%	51
12/15/23	2	15,706,807.90	0	0.00	4	41,896,735.10	3	25,897,653.79	2	23,115,664.65	3	23,011,938.19	3	30,671.65	0	0.00	5.054652%	5.037964%	52
11/17/23	0	0.00	0	0.00	4	41,940,386.98	3	25,920,628.24	2	23,143,813.59	0	0.00	3	28,616.47	0	0.00	5.054729%	5.038042%	53
10/17/23	0	0.00	0	0.00	4	41,980,152.31	3	25,941,213.54	2	23,169,243.23	0	0.00	3	1,928,773.69	0	0.00	5.054795%	5.038109%	54
09/15/23	0	0.00	0	0.00	4	42,023,441.15	3	25,963,975.36	2	23,197,171.18	0	0.00	0	0.00	0	0.00	5.049585%	5.032908%	55
08/17/23	0	0.00	0	0.00	4	42,062,833.04	3	25,984,342.06	2	23,222,373.44	0	0.00	0	0.00	0	0.00	5.049733%	5.033057%	56
07/17/23	0	0.00	0	0.00	4	42,102,047.74	3	26,004,606.04	2	23,247,468.30	0	0.00	0	0.00	0	0.00	5.049883%	5.033207%	57
06/16/23	0	0.00	0	0.00	4	42,144,806.04	3	26,027,058.41	2	23,275,073.60	0	0.00	0	0.00	0	0.00	4.958367%	4.941870%	54
05/17/23	0	0.00	0	0.00	4	42,183,652.18	3	26,047,106.96	2	23,299,943.88	0	0.00	0	0.00	0	0.00	4.958569%	4.942073%	55
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 20 of 30

					Delinquency Loan Detail
		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
9	30314885	06/01/22	21	6	65,599.52	2,262,757.42	1,420,696.59	19,349,630.16	01/08/21	7			10/04/22
18	30501322	03/06/20	48	6	(143.71)	2,284,516.97	5,123,125.31	12,644,474.38	09/06/19	2		10/30/19
30	30314901	02/01/24	1	1	43,010.35	83,437.50	0.00	10,000,000.00	09/22/23	98
41	30314910	07/06/20	44	6	(82.71)	1,794,295.86	2,240,867.73	7,420,786.49	05/14/20	98
51	30501316	02/06/24	1	1	33,888.17	67,889.76	2,389.07	5,695,671.93
58	30314924	07/06/20	44	6	(51.06)	582,568.13	649,003.80	4,235,000.00	06/11/20	7			01/03/23
Totals					142,220.56	7,075,465.64	9,436,082.50	59,345,562.96
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 21 of 30

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		33,591,458	29,356,458	0		4,235,000
25 - 36 Months		0	0	0		0
37 - 48 Months		33,500,000	33,500,000	0		0
49 - 60 Months		606,528,422	539,403,649	22,543,403		44,581,370
> 60 Months		19,116,937	19,116,937	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Apr-24	692,736,818	635,266,013	15,682,587	0	6,860,817	34,927,401
Mar-24	693,348,544	645,846,081	0	0	12,549,050	34,953,413
Feb-24	694,118,817	646,577,837	0	0	12,556,488	34,984,491
Jan-24	694,753,264	647,180,934	0	5,701,254	6,860,817	35,010,260
Dec-23	695,384,883	637,781,340	15,706,808	0	6,860,817	35,035,919
Nov-23	696,095,678	631,112,681	0	0	29,918,929	35,064,068
Oct-23	696,735,743	631,684,364	0	0	29,961,881	35,089,497
Sep-23	699,338,960	632,315,519	0	0	31,906,016	35,117,425
Aug-23	699,944,565	657,881,732	0	0	6,920,206	35,142,627
Jul-23	700,519,122	658,417,075	0	0	6,934,326	35,167,722
Jun-23	751,120,434	708,975,628	0	0	6,949,479	35,195,328
May-23	751,660,612	709,476,960	0	0	18,883,708	23,299,944
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 22 of 30

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
2A1	30299799	27,585,311.87	27,585,311.87	200,800,000.00	02/13/18	14,334,747.12	1.55000	12/31/23	05/05/28	288
2A4	30299976	18,390,207.89	18,390,207.89	200,800,000.00	02/13/18	14,334,747.12	1.55000	12/31/23	05/05/28	288
9	30314885	18,772,146.92	19,349,630.16	14,600,000.00	06/30/23	1,729,015.46	1.35000	12/31/21	07/01/28	291
18	30501322	11,920,253.93	12,644,474.38	3,800,000.00	11/13/23	(1,758,941.21)	(1.75000)	09/30/23	08/06/28	231
30	30314901	10,000,000.00	10,000,000.00	112,200,000.00	05/17/18	3,808,755.00	1.64000	09/30/23	07/01/28	I/O
41	30314910	6,860,816.52	7,420,786.49	7,400,000.00	12/09/22	(1,230,701.06)	(2.12000)	12/31/22	07/06/28	230
58	30314924	4,235,000.00	4,235,000.00	6,900,000.00	10/28/22	(159,582.74)	(0.73000)	09/30/23	07/06/25	I/O
Totals		97,763,737.13	99,625,410.79	546,500,000.00		31,058,039.69

© 2021 Computershare. All rights reserved. Confidential.										Page 23 of 30

					Specially Serviced Loan Detail - Part 2
				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
2A1	30299799	OF	VA	01/24/24	98
	3/12/2024 - Loan transferred to SS on 1/24/24 due to failure to comply with Excess Cash requirements. Lender has engaged legal counsel and file is under review.

2A4	30299976	Various	Various	01/24/24	98
	3/12/2024 - Loan transferred to SS on 1/24/24 due to failure to comply with Excess Cash requirements. Lender has engaged legal counsel and file is under review.

9	30314885	OF	TX	01/08/21	7

3/12/2024 - SS transfer date 1/8/2021 due to payment default. The Loan is collateralized by Copeland Tower and Stadium Place, two Class-B office buildings in Arlington, Texas. Copeland Tower is a 12-story building constructed in 1985 and contains 126,628 sf of NRA on 6.4 acres. Stadium Place is a 5-story building containing 84,653 NRA sf constructed in 1982 on 3.9 acres. The collateral was foreclosed on 10/5/2022 and title is held by the Trust. Leasing efforts are in progress to stabilize occupancy in the buildings. Multiplan, occupying 59k square feet, will be vacating Copeland Tower at lease expiration (02/2024). Efforts to secure a replacement tenant for Multiplan is in progress with a new leasing team as well as development of spec suites for the smaller tenants typical in this market. Additionally, the management team has addressed capital needs at both buildings. Occupancy at Copeland is 82% and Stadium is 76%.

18	30501322	LO	IL	09/06/19	2

3/12/2024 - SS transfer date 9/24/2021. It is collateralized by a 5-story, 202-room, full-service lodging facility built in 1984. The Receiver was appointed on 11/13/19 and the flag is still in place. Efforts to sell the note were not successful. The Rece

	iver marketed the property for sale on an auction platform. The auction concluded, buyer is under contract and the closing is anticipated in 2Q 2024.

30	30314901	OF	VA	09/22/23	98
	4/11/2024 - Borrower signed PNL. Loan is current. Negotiations continue regarding future of Loan.

41	30314910	LO	TX	05/14/20	98

3/12/2024 - Loan transferred to new special servicer on 4/27/23; SS transfer date 5/14/2020. Loan is delinquent as of 7/6/2020. The loan is collateralized by a 206 key full-service Holiday Inn located in the Houston MSA. Receiver had entered into a contract to sale of the property on 3/22/2023. The closing was to occur in September 2023. Buyer terminated the agreement the day before closing. Buyer, Receiver and Lender were ordered to participate in a mediation on 2/5/2024

	regarding the earnest money depo sit from the sale, which did not resolve the issue. Lender has also filed a complaint against the guarantors.

© 2021 Computershare. All rights reserved. Confidential.						Page 24 of 30

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
58	30314924	RT	TX	06/11/20	7

3/12/2024 - The SS transfer date was 9/24/2021. The Loan is collateralized by a vacant 32,880 square foot 1-story fitness center known as 24 Hour Fitness - Cedar Hill Village. The improvements were built in 2002 and the site encompasses approximately 4.50 5 acres. The Property was formerly tenanted by 24 Hour Fitness, which filed bankruptcy and vacated the Property in June 2020. The foreclosure occurred on 1/3/2023 and title is held by the Trust. A lease has been in negotiation with a prospective tenant to release the entire space.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 25 of 30

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
5A1	30314880	0.00	5.00000%	0.00	5.00000%	8	06/25/21	06/25/21	07/07/21
6A2A4	30314882	0.00	3.10800%	0.00	3.10800%	8	09/28/23	09/28/23	11/15/23
6A2A5	30314883	0.00	3.10800%	0.00	3.10800%	8	09/28/23	09/28/23	11/15/23
6A2A6	30314884	0.00	3.10800%	0.00	3.10800%	8	09/28/23	09/28/23	11/15/23
7	30501170	24,723,751.71	5.00850%	24,723,751.71	5.00850%	8	07/31/20	06/05/20	08/12/20
35A2	30501054	0.00	4.80028%	0.00	4.80028%	8	10/30/20	04/01/20	11/17/20
37	30314907	8,345,333.87	5.47000%	8,345,333.87	5.47000%	8	06/10/20	02/28/20	06/11/20
40	30501207	0.00	6.00850%	0.00	6.00850%	8	03/31/22	03/31/22	04/07/22
44	30501208	0.00	5.72850%	0.00	5.72850%	10	05/04/22	05/04/22	06/09/22
Totals		33,069,085.58		33,069,085.58
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 26 of 30

				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
10	30314886 11/18/22	18,000,000.00	36,400,000.00	16,568,663.14	763,046.40	16,568,663.14	15,805,616.74	2,194,383.26	0.00	48,287.89	2,146,095.37	11.92%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		18,000,000.00	36,400,000.00	16,568,663.14	763,046.40	16,568,663.14	15,805,616.74	2,194,383.26	0.00	48,287.89	2,146,095.37

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.												Page 27 of 30

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
Deal	Deal	04/17/24	611,726.65	0.00	0.00	0.00	0.00	611,726.65	0.00	0.00	1,954,724.52
		03/15/24	737,390.90	0.00	0.00	0.00	0.00	737,390.90	0.00	0.00
		02/16/24	605,606.97	0.00	0.00	0.00	0.00	605,606.97	0.00	0.00
10	30314886	05/17/23	0.00	0.00	2,146,095.37	0.00	0.00	(48,287.89)	0.00	0.00	2,146,095.37
		11/18/22	0.00	0.00	2,194,383.26	0.00	0.00	2,194,383.26	0.00	0.00
Current Period Totals			611,726.65	0.00	0.00	0.00	0.00	611,726.65	0.00	0.00	611,726.65
Cumulative Totals			1,954,724.52	0.00	2,146,095.37	0.00	0.00	4,100,819.89	0.00	0.00	4,100,819.89

© 2021 Computershare. All rights reserved. Confidential.											Page 28 of 30

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
2A1	0.00	0.00	5,946.64	0.00	0.00	0.00	0.00	0.00	77.34	0.00	0.00	0.00
2A4	0.00	0.00	3,964.43	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
5A1	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	847.69	0.00	0.00	0.00
9	0.00	0.00	4,046.83	0.00	0.00	40,636.80	0.00	0.00	0.00	0.00	0.00	0.00
12	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.67	0.00	0.00	0.00
13	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	65.39	0.00	0.00	0.00
18	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	61,485.33	0.00	391,505.06	0.00	0.00
30	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
34	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	(5.48)	0.00	0.00	0.00
41	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	33,911.49	0.00	220,221.59	0.00	0.00
48	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.21	0.00	0.00	0.00
58	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	18,454.29	0.00	0.00	0.00	0.00
60	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	11.19	0.00	0.00	0.00
Total	0.00	0.00	27,957.90	0.00	0.00	40,636.80	0.00	113,851.12	997.01	611,726.65	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		795,169.48

© 2021 Computershare. All rights reserved. Confidential.												Page 29 of 30

Supplemental Notes
Risk Retention

Pursuant to the PSA and the Credit Risk Retention Agreement, the Certificate Administrator has made available on www.ctslink.com <http://www.ctslink.com>, specifically under the "Risk Retention" tab for the UBS 2018-C12 transaction, certain information provided to the Certificate Administrator regarding each Retaining Party's compliance with the Retention Covenant. Investors should refer to the Certificate Administrator's website for all such information.

© 2021 Computershare. All rights reserved. Confidential.	Page 30 of 30